SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule Of Property And Equipment And Intangible Assets, Estimated Useful Lives [Table Text Block]
Property and equipment is stated at cost less depreciation and if applicable, impairment. Depreciation is calculated on a straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Property	20 years
Furniture and office equipment	1 to 5 years
Machinery	5 years
Motor vehicles	5 years

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Intangible assets that are subject to amortization are amortized over their respective estimated useful lives as follows:

Customer relationships	5 to 12 years
Supplier relationships	11.5 years
Proprietary technology	3 to 6.5 years
Proprietary designs	3 years
Website and software assets	3 to 5 years
Non-compete agreements	1 to 6 years
License agreements	2 years
Order backlog	1 month